Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Other Non-current Assets
Other Non-current Assets

7. Other Non‑current Assets

Other non‑current assets consisted of the following (in thousands):

	2020	2019
Available for sale securities:
ZIM notes, net	$43,559	$20,078
HMM notes, net	19,328	11,377
Equity participation ZIM	75	—
Advances for vessels additions	—	18,800
Advances for vessels acquisition	—	2,507
Other assets	20,421	29,577
Total	$83,383	$82,339

a.     ZIM

In July 2014, after the charter restructuring agreements with ZIM, the Company obtained approximately 7.4% equity participation in ZIM and interest bearing unsecured ZIM notes maturing in 2023, consisting of $8.8 million Series 1 Notes and $41.1 million of Series 2 Notes. ZIM notes were originally classified as held to maturity securities and recorded at amortized costs less other than temporary impairment since initial recognition.

The Company recognized $1.8 million, $1.6 million and $1.4 million in relation to their fair value unwinding of ZIM notes in the Consolidated Statements of Operations under “Interest income” for years ended December 31, 2020, 2019 and 2018, respectively. Furthermore, for each of the years ended December 31, 2020, 2019 and 2018, the Company recognized in the Consolidated Statements of Operations under “Interest income”, a non-cash interest income of $0.9 million in relation to ZIM notes, which is accrued quarterly with deferred cash payment on maturity.

The Company classifies its equity participation in ZIM at cost as the Company does not have the ability to exercise significant influence. In 2016, the Company tested for impairment of its equity participation in ZIM based on the existence of triggering events that indicate the interest in equity may have been impaired and recorded an impairment loss of $28.7 million, thus reducing its book value to nil. In March 2020, the Company increased its equity participation in ZIM to approximately 10.2% by acquisition of additional shares for $75 thousand. As of December 31, 2020, the Company owned 10,186,950 ordinary shares of ZIM.

Furthermore, in July 2014, an amount of $39.1 million, which represents the additional compensation received from ZIM, was recorded as unearned revenue representing compensation to the Company for the future reductions in the daily charter rates payable by ZIM under its time charters, expiring in 2020 or 2021, for six of the Company’s vessels. This amount is recognized in the Consolidated Statements of Operations under “Operating revenues” over the remaining life of the respective time charters. For each of the years ended December 31, 2020, 2019 and 2018, respectively, the Company recorded an amount of $5.4 million, $6.0 million and $6.0 million of unearned revenue amortization in “Operating revenues”. As of December 31, 2020, the outstanding balances of the current and non-current portion of unearned revenue in relation to ZIM amounted to $1.1 million and nil, respectively. As of December 31, 2019, the corresponding outstanding balances of the current and non-current portion of unearned revenue amounted to $5.4 million and $1.1 million, respectively. Refer to Note 13, “Financial Instruments—Fair value of Financial Instruments”.

b.     HMM

In July 2016, after the charter restructuring agreements with HMM, the Company obtained interest bearing senior unsecured HMM notes consisting of $32.8 million Loan Notes 1 maturing in July 2024 and $6.2 million Loan Notes 2 maturing in December 2022 and 4.6 million HMM shares. The HMM notes were originally classified as held to maturity securities and recorded at amortized costs less other than temporary impairment since initial recognition. Based on the management’s intention, the HMM shares were held principally for the purpose of the resale in the near term and were classified as trading securities. The Company also tests periodically for impairment of its investments in debt securities based on the existence of triggering events that indicate debt instruments may have been impaired.

On September 1, 2016, the Company sold all HMM shares and the net proceeds were used to repay outstanding debt obligations. Furthermore, for the years ended December 31, 2020, 2019 and 2018, the Company recognized $2.1 million, $1.9 million and $1.8 million, respectively, of non-cash interest income and fair value unwinding of HMM notes under “Interest income” in the Consolidated Statement of Operations.

On July 18, 2016, the Company recognized unearned revenue of $75.6 million representing compensation to the Company for the future reductions in the daily charter rates payable by HMM under the time charter agreements. The amortization of unearned revenue is recognized in the Consolidated Statement of Operations under “Operating revenues” over the remaining life of the respective charters. For the years ended December 31, 2020, December 31, 2019 and December 31, 2018, the Company recorded an amount of $8.2 million, $8.2 million and $8.8 million, respectively, of unearned revenue amortization. As of December 31, 2020, the outstanding balances of the current and non-current portion of unearned revenue in relation to HMM amounted to $8.2 million and $18.9 million, respectively. As of December 31, 2019, the corresponding outstanding balances of the current and non-current portion of unearned revenue amounted to $8.2 million and $27.0 million, respectively. Refer also to Note 13, “Financial Instruments–Fair value of Financial Instruments”.

c.      Transfer to Available for sale category

On March 28, 2017, the Company sold $13.0 million principal amount of HMM Loan Notes 1 maturing in July 2024. The sale of  these notes resulted in a transfer of all remaining held to maturity HMM and ZIM notes into the available for sale securities at fair value. ZIM and HMM unsecured debt securities are not publicly traded, are infrequently traded over the counter by certain brokers and have no readily determinable market value or credit ratings. The unrealized loss was primarily caused by challenging business environment faced by container shipping industry, which affected profitability and liquidity of ZIM and HMM. The Company collects cash interest applicable to ZIM securities and rentals on the Company's vessels leased to ZIM and HMM on a regular basis, in accordance with the contractual agreements. The contractual terms of ZIM and HMM debt securities do not permit ZIM or HMM to settle the debt securities at a price less than the amortized cost basis on the investments. The Company currently does not expect ZIM or HMM to settle the debt securities at a price less than the amortized cost basis of the investments. The Company does not intend to sell ZIM and HMM debt securities and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis. These securities are in continuous unrealized loss position for a period exceeding twelve months as of December 31, 2020 and December 31, 2019.

The following tables summarizes the unrealized positions for available-for-sale debt securities as of December 31, 2020 and December 31, 2019 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
December 31, 2020
ZIM notes	$49,871	$43,559	$(6,312)
HMM notes	24,607	19,328	(5,279)
Total	$74,478	$62,887	$(11,591)

December 31, 2019
ZIM notes	$47,171	$20,078	$(27,093)
HMM notes	22,508	11,377	(11,131)
Total	$69,679	$31,455	$(38,224)

Unrealized loss
on available for
sale securities
Balance as of January 1, 2018	$(26,607)
Unrealized loss on available for sale securities	(9,771)
Balance as of December 31, 2018	(36,378)
Unrealized loss on available for sale securities	(1,846)
Balance as of December 31, 2019	$(38,224)
Unrealized gain on available for sale securities	26,633
Balance as of December 31, 2020	$(11,591)

Other assets mainly include non-current assets related to straight-lining of the Company’s revenue amounting to $20.0 million and $29.6 million as of December 31, 2020 and December 31, 2019, respectively.